Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 29,400,141	₩ 29,925,973
Acquisitions	3,438,584	3,358,750
Disposals	(98,843)	(63,677)
Depreciation	(3,109,021)	(3,127,731)
Impairment loss	(302,163)	(27,040)
Others	268,000	(666,134)
Ending	29,596,698	29,400,141
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,590,087	2,526,059
Acquisitions	66,015	29,639
Disposals	(117)	(2,633)
Depreciation	0	0
Impairment loss	5,670	3,490
Others	41,060	33,532
Ending	2,702,715	2,590,087
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,161,400	4,215,454
Acquisitions	22,559	13,825
Disposals	(4,001)	(6,296)
Depreciation	(316,999)	(319,774)
Impairment loss	(32,863)	(3,778)
Others	374,354	261,969
Ending	4,204,450	4,161,400
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	3,025,226	2,904,506
Acquisitions	15,728	85,958
Disposals	(15,727)	(6,661)
Depreciation	(233,370)	(231,737)
Impairment loss	(4,900)	(883)
Others	344,838	274,043
Ending	3,131,795	3,025,226
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	16,857,307	17,218,264
Acquisitions	206,564	138,533
Disposals	(31,769)	(27,966)
Depreciation	(2,283,704)	(2,298,951)
Impairment loss	(77,173)	(8,080)
Others	1,748,931	1,835,507
Ending	16,420,156	16,857,307
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	37,156	32,285
Acquisitions	14,896	6,475
Disposals	(832)	(546)
Depreciation	(15,242)	(14,599)
Impairment loss	(58)	0
Others	10,110	13,541
Ending	46,030	37,156
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	60,301	70,751
Acquisitions	21,802	20,230
Disposals	(782)	(211)
Depreciation	(30,864)	(38,838)
Impairment loss	(69)	0
Others	27,407	8,369
Ending	77,795	60,301
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	127,459	130,132
Acquisitions	28,178	23,352
Disposals	(1,630)	(2,908)
Depreciation	(47,135)	(43,832)
Impairment loss	(667)	(519)
Others	59,957	21,234
Ending	166,162	127,459
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	773,700	774,582
Acquisitions	224,667	204,699
Disposals	(8,320)	(9,300)
Depreciation	(172,443)	(172,029)
Impairment loss	(1,547)	0
Others	51,689	(24,252)
Ending	867,746	773,700
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,617,540	1,929,747
Acquisitions	2,838,175	2,835,921
Disposals	(10,789)	(7,001)
Depreciation	0	0
Impairment loss	(190,556)	(17,270)
Others	(2,429,203)	(3,123,857)
Ending	1,825,167	1,617,540
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	149,965	124,193
Acquisitions	0	118
Disposals	(24,876)	(155)
Depreciation	(9,264)	(7,971)
Impairment loss	0	0
Others	38,857	33,780
Ending	₩ 154,682	₩ 149,965